Investments - Investment at Cost (Details) - JPY (¥) ¥ in Thousands		12 Months Ended
	Feb. 03, 2021	Dec. 31, 2022	Dec. 31, 2021
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amount		¥ 53,020	¥ 53,020
Payments to acquire additional shares			52,520
Matrix Industries, Inc.
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amount		¥ 52,520	¥ 52,520
Ownership percentage		0.09%	0.09%
Payments to acquire additional shares	¥ 52,520
Other
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amount		¥ 500	¥ 500